Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000025035 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000025035 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025035 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025035 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025035 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025035 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025035 | Government
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000025038 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000025038 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025038 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025038 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025038 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025038 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000025038 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025038 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025038 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025038 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000025038 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000025040 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000025040 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025040 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025040 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025040 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025040 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000025040 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025040 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025040 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025040 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000025040 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000125662 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125662 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125662 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000125662 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125662 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125662 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000125662 | Gold
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000025041 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000025041 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025041 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025041 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025041 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025041 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000025041 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025041 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000025041 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000025043 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000025043 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025043 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025043 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025043 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025043 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000025043 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025043 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000025043 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	36.60%